Taxes - Summary of Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. federal
Current	$ 895	$ 1,723	$ 174
Deferred	666	2,240	1,004
State and local
Current	211	482	222
Deferred	1	39	202
Total United States	1,773	4,484	1,602
International
Current	6,745	9,738	4,854
Deferred	(345)	(156)	(506)
Total International	6,400	9,582	4,348
Total income tax expense (benefit)	$ 8,173	$ 14,066	$ 5,950